Investments (Fixed Maturities Securities Excluding Investments Classified as Trading) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		$ 48,230,218	$ 36,980,933
Gross Unrealized Gains		925,112	208,233
Gross Unrealized Losses		1,516,877	2,162,592
Allowance for credit losses		14,282	40,414	$ 2,008
Fair Value	[1]	47,624,171	34,986,160
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		1,196,805	1,199,628
Gross Unrealized Gains		24,151	8,357
Gross Unrealized Losses		103,636	108,744
Allowance for credit losses		0	0	0
Fair Value		1,117,320	1,099,241
Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		460,634	570,253
Gross Unrealized Gains		1,245	1,156
Gross Unrealized Losses		27,351	30,343
Allowance for credit losses		0	0
Fair Value		434,528	541,066
Foreign government securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		456,138	362,154
Gross Unrealized Gains		7,187	646
Gross Unrealized Losses		38,590	52,466
Allowance for credit losses		0	0	0
Fair Value		424,735	310,334
U.S. public corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		19,566,876	14,134,828
Gross Unrealized Gains		302,845	60,917
Gross Unrealized Losses		801,659	957,316
Allowance for credit losses		75	1
Fair Value		19,067,987	13,238,428
U.S. private corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		6,790,444	6,030,898
Gross Unrealized Gains		99,408	35,828
Gross Unrealized Losses		175,094	301,451
Allowance for credit losses		12,146	11,178
Fair Value		6,702,612	5,754,097
Foreign public corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		5,306,445	3,804,503
Gross Unrealized Gains		100,625	21,136
Gross Unrealized Losses		85,439	126,767
Allowance for credit losses		415	21
Fair Value		5,321,216	3,698,851
Foreign private corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		7,093,850	5,838,939
Gross Unrealized Gains		331,109	43,334
Gross Unrealized Losses		241,209	511,426
Allowance for credit losses		300	29,214
Fair Value		7,183,450	5,341,633
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		5,051,514	3,728,073
Gross Unrealized Gains		31,060	31,431
Gross Unrealized Losses		5,180	8,841
Allowance for credit losses		1,346	0	1
Fair Value		5,076,048	3,750,663
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		1,370,898	944,652
Gross Unrealized Gains		17,493	4,567
Gross Unrealized Losses		34,081	53,444
Allowance for credit losses		0	0	0
Fair Value		1,354,310	895,775
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		936,614	367,005
Gross Unrealized Gains		9,989	861
Gross Unrealized Losses		4,638	11,794
Allowance for credit losses		0	0	$ 7
Fair Value		941,965	$ 356,072
Fixed maturities | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Fair Value		1,117,320
Fixed maturities | Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fair Value		434,528
Fixed maturities | Foreign government securities
Debt Securities, Available-for-sale [Line Items]
Fair Value		424,735
Fixed maturities | Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fair Value		5,076,048
Fixed maturities | Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fair Value		1,354,310
Fixed maturities | Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fair Value		$ 941,965

[1]	See Note 4 for details of balances associated with variable interest entities.